Business combinations, acquisitions, non-controlling interest and spin-off	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Business combinations, acquisitions, non-controlling interest and spin-off
Note 12. Business combinations, acquisitions, non-controlling interest and spin-off
a)
The following is a description of the major acquisitions of investments in associates and subsidiaries during the years ended December 31, 2022 and 2023:
Acquisitions 2022
i) On April 20, 2022, after receiving the necessary approvals from local regulators, the Company reported that its Brazilian subsidiary Claro S.A. completed the previously announced acquisition of 32% of Grupo Oi’s mobile business in Brazil, through the acquisition of 100% of the shares of Jonava, it in accordance with the purchase agreement entered into between Grupo Oi as seller and Claro S.A. (as one of several buyers).
The final purchase price for the aforementioned acquisition was Ps. 14,232,166, net of cash acquired, of which an amount of Ps. 1,315,180 was withheld for price adjustment purposes and other conditions, in accordance with the purchase agreement. Additionally, Ps. 781,217 have been paid for transition services, which are provided by Grupo Oi to Claro S.A. during the following twelve months after the date of the transaction.

For Purchase Price Allocation, the Company determined the fair value of identifiable assets and liabilities based on fair values. Purchase accounting is substantially complete as of the date of consolidated financial statements and the value of assets acquired and liabilities assumed are as follows:

	2022 Figures at acquisition date
Current assets	Ps.	2,815,999
Other non-current assets		3,323
Intangible assets (excluding goodwill)		2,836,537
Property, plant and equipment		1,356,916
Right-of-use		4,247,397

Total acquired assets		11,260,172

Accounts payable		(10,848,303)
Other liabilities		(369,141)

Total assumed liabilities		(11,217,444)

Fair value of acquired assets and assumed liabilities – net of cash acquired		42,728
Acquisition price		14,232,166

Goodwill	Ps.	14,189,438

On October 4, 2023, the Company reached an agreement on the value of the disputed purchase price, for which the amount of Ps. 658,048 was paid to the seller, corresponding to 50% of the originally retained amount of Ps. 1,315,180 (subject to procedural incidence), plus interest and monetary correction of Ps. 155,681. Due to the aforementioned, all pending issues and disputes between the seller and the Company, together with the other buyers, related to the determination of the acquisition price were concluded.
ii) During 2022, the Company has acquired through its subsidiaries other entities for which it has paid Ps. 670,051, net of cash acquired.
iii) The Company acquired an additional non-controlling interests in its entities for an amount of Ps. 39,596.
Acquisitions 2023
i) On July 24, 2023, the Company acquired, through its subsidiary América Móvil, B.V., shares corresponding to 5.55% of the voting rights in Telekom Austria AG from a private investor. Subsequently, on November 29, 2023, through a series of open market transactions, América Móvil, B.V. acquired an additional 1.85% of the voting rights, for an overall ownership in Telekom Austria AG of 58.4% of its total outstanding shares. The disbursements paid in both transactions amounts to Ps. 6,214,643.
ii) The Company acquired an additional non-controlling interests in its entities for an amount of Ps. 49,302.
b) Joint Venture
A) Constitution–
On October 6, 2022, LLA and the Company announced that they completed the transaction to combine their operations in Chile (VTR and Claro Chile, respectively) in order to create a 50:50 joint venture known as ClaroVTR.

On the date of the joint venture’s formation, the Company recognized a loss of Ps. 1,138,859, and recycled a loss of Ps. 8,252,250 from cumulative translation adjustment to net profit. The effect of the transaction was classified as discontinued operations in these consolidated financial statements on October 6, 2022. See Note 2Ac.
As of to December 31, 2023 and 2022, the Company recognized a loss in the application of the equity method in the amount of Ps. 5,374,969 and Ps. 1,924,040, respectively.
In September 2023, the Company identified impairment indicators and assesses that there is objective evidence that its joint venture is impaired, hence, an amount of Ps. 4,677,782 was recorded, as the difference between the recoverable amount of the JV and its carrying value, and it is recognized in the “valuation of derivatives, interest cost from labor obligations and other financial items”, in the consolidated statements of comprehensive income.
B) Transaction Agreement between the Company and LLA–
On December 26, 2023, the Company entered into a transaction agreement (the “Agreement”) with LLA, ClaroVTR, and certain affiliates of the Company and LLA. Pursuant to the transaction agreement, the Company and LLA agreed to, collectively in proportion to their respective shareholding percentage interest or individually, provide additional capital required by ClaroVTR during the calendar year 2023 and through June 30, 2024 in an aggregate amount not to exceed CLP$972.4 billion (Ps. 18,728,611). This commitment seeks to support the execution of the business plan of ClaroVTR, and CLP$289.3 billion of the commitment aims to permit the refinancing of certain bank debt guaranteed by the Company and existing at the formation of ClaroVTR. Furthermore, the Agreement provides the Company and LLA with an exercisable catch-up right on or before August 1, 2024 to cure any failure to fund the Company’s or LLA’s respective portions of the Commitment in order to maintain ClaroVTR as an 50:50 joint venture.
As of December 31, 2023, the Company has purchased convertible notes from ClaroVTR with an aggregate principal amount of CLP$742.1 billion (including the amounts used for the refinancing of bank debt) convertible into shares of ClaroVTR. Subject to the terms of the Agreement, upon the conversion of such convertible notes and any additional convertible notes the Company may purchase prior to August 1, 2024, ClaroVTR may cease to be a 50:50 joint venture if LLA does not exercise its catch-up right under the Agreement. As of the date of the consolidated financial statements, LLA has not performed any financing as per Agreement. Additionally, the Company recorded an impairment related to these operations totaling Ps. 12,184,562 on December 31, 2023. This amount is presented in Note 22 to the accompanying consolidated financial statements.
c) Consolidated subsidiaries with non-controlling interests
The Company has control over Telekom Austria, which has a material non-controlling interest. Set out below is summarized information as of December 31, 2022 and 2023 of Telekom Austria’s consolidated financial statements.
The amounts disclosed for this subsidiary are before inter-company eliminations and using the same accounting policies of América Móvil.

Selected financial data from the consolidated statements of financial position

	December 31,
	2022		2023
Assets:
Current assets	Ps.	28,648,246	Ps.	27,224,829
Non-current assets		126,125,904		132,242,415

Total assets	Ps.	154,774,150	Ps.	159,467,244

Liabilities and equity:
Current liabilities	Ps.	50,106,617	Ps.	34,406,225
Non-current liabilities		47,420,775		56,285,251

Total liabilities		97,527,392		90,691,476
Equity attributable to equity holders of the parent		29,173,281		40,127,194
Non-controlling interest		28,073,477		28,648,574

Total equity	Ps.	57,246,758	Ps.	68,775,768

Total liabilities and equity	Ps.	154,774,150	Ps.	159,467,244

Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2021		2022		2023
Operating revenues	Ps.	113,838,487	Ps.	105,956,057	Ps.	100,762,884
Operating costs and expenses		98,346,896		89,800,536		85,320,071

Operating income	Ps.	15,491,591	Ps.	16,155,521	Ps.	15,442,813

Net income	Ps.	9,104,962	Ps.	11,795,662	Ps.	10,929,263

Total comprehensive income	Ps.	7,790,499	Ps.	6,127,362	Ps.	3,621,780

Net income attributable to:
Equity holders of the parent	Ps.	4,629,816	Ps.	6,000,942	Ps.	6,380,385
Non-controlling interest		4,475,146		5,794,720		4,548,878

	Ps.	9,104,962	Ps.	11,795,662	Ps.	10,929,263

Comprehensive income attributable to:
Equity holders of the parent	Ps.	3,973,154	Ps.	3,124,955	Ps.	2,114,356
Non-controlling interest		3,817,345		3,002,407		1,507,424

	Ps.	7,790,499	Ps.	6,127,362	Ps.	3,621,780

On September 2023 Telekom Austria was spun-off transferring all site operations to EuroTeleSites AG. The Company has control over EuroTeleSites AG, which has a material non-controlling interest. As of December 31, 2023, EuroTeleSites AG has a consolidated net total assets of Ps. 4,365,235, a consolidated net income for the year of Ps. 126,103, and a net income for non-controlling interest of Ps. 52,485.
d) Spin-off of telecommunication towers to Sitios Latam
On August 8, 2022, the Company announced that it met the conditions and completed the necessary steps to spin-off its telecommunications towers and other related passive infrastructure in Latin America outside of Mexico, other than Colombia and the Company’s telecommunications towers existing in Peru prior to the spin-off, and contribute to Sitios Latam a portion of the Company’s capital stock, assets and liabilities, mainly consisting of the shares of the Company’s subsidiaries holding telecommunications towers and other associated infrastructure in Latin America outside of Mexico, other than Colombia and the Company’s telecommunications towers existing in Peru prior to the spin-off. The CNBV authorized the registration of the shares of Sitios Latam, which allowed it to complete its listing process as a public company on September 29, 2022.
As of the spin-off effective date, the assets and liabilities of Sitios Latam no longer appear in the consolidated statement of financial position of the Company. The Company transferred assets of Ps. 102,609,435 mainly in property, plant and equipment, right of use and other assets and accounts receivable, Ps. 100,026,548 in debt, lease debt and other net liabilities, which resulted in net assets of Ps. 2,582,887.
The Company, through its subsidiaries, is party to lease agreements with Sitios Latam (its related party) for the use of the space on the towers. The typical term of our site agreements is either five
or 10 years, which is a mandatory minimum, except when the underlying floor lease expires in less than the five
- or 10-year term, as applicable, in which case the site agreement may expire simultaneously with the floor lease. In most cases, the site agreement is renewable at the customer’s request.
e) Spin-off of telecommunication towers to EuroTeleSites
On February 6, 2023, the Company entered into a definitive agreement with OBAG, pursuant to which, the Company and OBAG agreed to, among other things, formally execute the spin-off of the mobile towers in most of the countries in which Telekom Austria AG operates, including Austria.
On August 1, 2023, the tower spin-off was approved by the shareholders of Telekom Austria AG in an extraordinary shareholders’ meeting. On September 22, 2023, Telekom Austria completed the spin-off of its telecommunications towers and other related passive infrastructure in Austria, Bulgaria, Croatia, North Macedonia, Serbia and Slovenia, and revalued its telecommunication towers through an appraisal, hence, the spun-off tower company, EuroTeleSites AG, recognized a revaluation surplus for that assets as the aforementioned date.
As a consequence of the foregoing, the Company recognized the complement for revaluation surplus figure in the consolidated financial statements as disclosed in Note 10.
In addition, Telekom Austria AG listed the shares of EuroTeleSites AG, on the Vienna Stock Exchange. The Telekom Austria AG shareholders received one EuroTeleSites AG share for every four
Telekom Austria AG shares they owned. Both of Telekom Austria and EuroTeleSites AG are indirect subsidiaries of the Company over which the Company retains a controlling interest.
As part of the spin-off, the Telekom Austria AG transferred to EuroTelesites AG assets of Ps. 36,599 million (1,953 million euros) mainly in property, plant and equipment, right of use and other assets and accounts receivable, Ps. 47,675 million (2,543 million euros) in debt, lease debt and other net liabilities, which resulted in net assets’ deficit of Ps. 11,076 million (591 million euros).